Warrant Liabilities - Summary of Black-Scholes Option-Pricing Model Inputs and Assumption (Detail) - Warrants [member]		Dec. 31, 2021	Nov. 29, 2021	Aug. 13, 2021
Share price at date of valuation [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		6.18		6.90
Share price at date of valuation [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		6.18	5.70
Exercise price of warrant [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		8.74		8.74
Exercise price of warrant [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		6.04	6.05
Risk free rate [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0.88		0.43
Risk free rate [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		1.25		1.18
Expected life (years) [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		2.62		3.00
Expected life (years) [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		4.92	5.00
Expected volatility [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		45.0		71.5
Expected volatility [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		45.0		45.0
Fair value per warrant [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	[1]	0.89		2.82
Fair value per warrant [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		2.53	2.19

[1]	Considers a liquidity discount of 20% in determining the fair value per warrant as these warrants are not publicly traded.